CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash	$ 4,336,565			$ 36,261,104			$ 32,592,496
Restricted Cash	346,299			3,641,843			312,352
Health Plan Settlement Receivables	45,847,310			38,429,833			17,455,547
Clinic Fees and Insurance Receivables, Net	423,885			675,954			510,486
Other Receivables	343,583			146,117			450,796
Prepaid Expenses and Other Current Assets	2,525,356			5,192,783			1,032,706
TOTAL CURRENT ASSETS	53,822,998			84,347,634			52,354,383
LONG-TERM ASSETS:
Property, Plant and Equipment, Net	7,921,914			6,150,587			4,019,137
Goodwill and Other Intangibles	5,885,628			871,128			741,128
Notes Receivable, Net	3,684,199			3,804,662			3,695,136
Right of Use Asset	7,190,501			4,728,242			4,795,342	$ 4,795,342
TOTAL LONG-TERM ASSETS	24,682,242			15,554,619			13,250,743
TOTAL ASSETS	78,505,240			99,902,252			65,605,126
CURRENT LIABILITIES:
Accounts Payable and Accrued Expenses	15,399,853			11,793,125			3,690,456
Accrued Payroll	2,160,497			4,003,373			1,713,718
Health Plans Settlements Payable	13,259,118			13,742,775			4,938,572
Claims Payable	75,108,251			56,934,400			19,859,348
Premium Deficiency Reserve	4,600,000			0			20,539,364
Accrued Interest	8,004,450			4,052,406			2,204,141
Current Portion of Long-Term Debt	68,873		$ 89,988	89,988			1,629,310
TOTAL CURRENT LIABILITIES	118,601,042			90,616,067			54,574,909
LONG-TERM LIABILITIES:
Lease Liability	6,475,923			3,634,429			4,406,029	$ 6,026,629
Liability for Class D Warrants	18,379,870			6,316,605
Long-Term Debt	59,358,375		$ 45,387,986	45,387,986			15,000,000
TOTAL LONG-TERM LIABILITIES	84,214,168			55,339,020			19,406,029
TOTAL LIABILITIES	202,815,210			145,955,087			73,980,938
Class D Units Subject to Possible Redemption, 16,130,034 Units at $3.10 Redemption Value, Net of Issuance Costs $2,958,446, Plus Accumulated Preferred Returns of $7,895,161 and $4,567,346 at September 30, 2021 and December 31, 2020, Respectively	54,936,716			51,608,900			47,556,622
MEMBERS' DEFICIT:
Contributed Capital	41,764,270			41,764,270			41,764,270
Series A Preferred Returns	6,594,660			3,815,034			430,230
Accumulated Equity-Based Compensation	2,747,960			1,368,567			921,092
Redemption of Profits Interests	(180,000)			(180,000)
Retained Loss from Controlling Interests	(203,942,517)			(126,242,225)			(85,167,716)
MEMBERS' DEFICIT	(153,015,627)			(79,474,354)			(42,052,124)
Retained Loss from Non-Controlling Interests	(26,231,059)			(18,187,381)			(13,880,310)
TOTAL MEMBERS' DEFICIT	(179,246,686)	$ (146,395,455)		(97,661,735)	$ (84,110,848)	$ (69,173,164)	(55,932,434)		$ (13,868,589)	$ 2,208,298
TOTAL LIABILITIES and MEMBERS' DEFICIT	$ 78,505,240			$ 99,902,252			$ 65,605,126